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This is filed pursuant to Rule 497(e).



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ALLIIANCE CAPITAL (logo)

                        The Alliance Stock Funds
                        (Advisor Class)
                          - Alliance New Europe Fund, Inc.
                          - Alliance Balanced Shares, Inc.
____________________________________________________________

                Supplement dated August 19, 1997
                             to the
                Prospectus dated February 3, 1997

The following information supersedes certain information in the current prospectus in the table under the heading "Management of the Funds - Adviser".


New Europe Fund - the person principally responsible for the day-to-day management of the Fund is Stephen M. Beinhacker. Mr.
Beinhacker is a Vice President of ACMC, with which he has been associated since 1992.


Balanced Shares - the person principally responsible for the day-to-day management of the Fund is Paul C. Rissman. Mr. Rissman is a Senior Vice President of ACMC, with which he has been associated since 1992.


             YOU SHOULD RETAIN THIS SUPPLEMENT WITH
              YOUR PROSPECTUS FOR FUTURE REFERENCE.






















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